Advance to Suppliers - Schedule of Advance to Suppliers (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers			¥ 17,789	$ 2,437	¥ 19,288		¥ 15,359
Less: Allowance for doubtful accounts			(8,323)	(1,140)	(8,472)	$ (1,161)	(8,366)
Advance to suppliers, net	¥ 9,808	$ 1,369	¥ 9,466	$ 1,297	¥ 10,816		¥ 6,993